Note 37 (Tables)	12 Months Ended
Dec. 31, 2022
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]
The breakdown of the interest and other income recognized in the consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	2022	2021	2020
Financial assets held for trading	2,079	1,084	1,189
Financial assets at fair value through other comprehensive income	3,110	1,880	1,392
Financial assets at amortized cost	25,258	18,364	18,357
Insurance activity	1,309	1,084	1,021
Adjustments of income as a result of hedging transactions	(825)	(84)	(112)
Other income (1)	501	686	542
Total	31,432	23,015	22,389
(1) Includes, among others, the net interest income accrued from funds obtained through TLTRO III operations, which amounted to €177 million, €384 million and €211 million, as of December 31, 2022, 2021 and 2020, respectively (see Note 22.1).

Interest expense breakdown by origin [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	2022	2021	2020
Financial liabilities held for trading	1,140	1,339	742
Financial liabilities designated at fair value through profit or loss	58	52	61
Financial liabilities at amortized cost	9,985	6,130	6,346
Adjustments of expense as a result of hedging transactions	(232)	(360)	(413)
Insurance activity	919	773	721
Cost attributable to pension funds	76	52	57
Other expense	333	342	284
Total	12,279	8,329	7,797